Description of Business	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Description of Business

1.Description of Business

SPI Energy Co., Ltd. (“SPI Energy” or the “Company”) was incorporated in the Cayman Islands on May 4, 2015 for the sole purpose of effectuating the redomicile of the Company’s predecessor, Solar Power, Inc., a California corporation (“SPI California”). The redomicile was approved by the shareholders of SPI California on May 11, 2015, pursuant to which one share of common stock of SPI California held by the shareholders was converted into one SPI Energy’s ordinary share. On January 4, 2016, SPI California completed the redomicile, resulting in SPI Energy becoming the publicly held parent company of SPI California. SPI Energy’s shares then began quotation on the OTC Markets under the symbol “SRGYY” effective January 4, 2016. On January 19, 2016, SPI Energy’s shares were listed on the Nasdaq Global Select Market and traded under the symbol “SPI”.

The Company and its subsidiaries (collectively the “Group”) is a provider of photovoltaic (“PV”) solutions for business, residential, government and utility customers and investors. The Group provides a full spectrum of engineering, procurement and construction services (“EPC”) to third party project developers, as well as develop, own and operate solar PV projects that sell electricity to the grid in multiple countries in Asia, North America and Europe.

Prior to 2014, the Group was primarily engaged in providing EPC services to developers in the U.S. Since 2014, the Group commenced its global project development business by ramping up its portfolio of global solar projects, including projects that the Group intends to hold in the long term and derive electricity generation revenue.

The major subsidiaries of the Company as of December 31, 2015 are summarized as below:

Major Subsidiaries	Abbreviation	Location
Xinwei Solar Engineering and Construction (Suzhou) Co., Ltd.	Xinwei Suzhou	China
Xinyu Xinwei New Energy Co., Ltd.	Xinyu Xinwei	China
Sinsin Renewable Investment Limited	Sinsin	Greece
Gonghe County Xinte Photovoltaic Co., Ltd.	Xinte	China
SPI Renewables Energy (Luxembourg) Private Limited Company S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)) and Italsolar S.r.l. (Note 3)	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd. (Note 3)	Solar Juice	Australia
Solarbao E-commerce (HK) Limited	Solarbao E-commerce	Hong Kong
Jiangsu Solarbao Leasing Co., Ltd.	Jiangsu Solarbao	China
Yanhua Network Technology (Shanghai) Co., Ltd.	Yanhua Network	China
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom

Solarbao E-commerce, Jiangsu Solarbao and Yanhua Network were incorporated by the Group in 2015 to raise interest bearing funds from individual investors through an online platform owned by Solar Energy E-Commerce (Shanghai) Limited (“Solar Energy”) for use in the purchases and leasing of solar related products to the Group or third party developers. Pursuant to the terms of the agreements entered with individual investors, Solar Energy, the Group and/or third party project developers, the Group incurs interest expenses in respect of the funds provided by individual investors (See Note 18). For those transactions of which the solar related products are leased to the third party developers, the Group earns finance lease income (See Note 2(r) and Note 11). For those transactions in which the solar related products are leased to entities within the Group, they are eliminated in the consolidated financial statements as they are inter-company transactions between two subsidiaries of the Company (with one of the subsidiaries as accounting lessor and the other one as accounting lessee). As the Group use the on-line platform owned by Solar Energy which also served as an agent to collect funds from and repay funds to individual investors on behalf of the Group, the Group pay commission fee to Solar Energy for the services provided (See Note 32).

Solar Energy was incorporated in China on December 8, 2014 by Xiaofeng Peng (“Mr. Peng”), Min Xiahou and Jing Liu, who are the chairman of the Company’s board of directors, deputy chairman of the Company’s board of directors and former chief financial officer of the Group respectively. Solar Energy operates the “www.solarbao.com” e-commerce and investment platform which primarily targets retail customers residing in the PRC. On March 26, 2015, the Group, through Yanhua Network, entered into a series of contractual arrangements (“VIE Agreements”) with Solar Energy and its shareholders. The contractual arrangements include power of attorney, call option agreement, equity pledge agreement, and a consulting services agreement. As of the date of these consolidated financial statements, the Group has not established the legal enforceability of these contractual agreements described above including the registration of the equity pledge agreement in the relevant government bureau in the PRC. Therefore, the financial results of Solar Energy have not been included in the accompanying consolidated financial statements of the Company as the legal enforceability of the contractual agreements is yet to be established.